Hartford Schroders Core Fixed Income Fund Average Annual Total Returns		12 Months Ended	27 Months Ended	60 Months Ended	95 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.12%	(0.36%)	1.91%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.89%		(0.43%)	2.17%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.59%		(0.59%)	2.07%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.67%		(0.54%)	2.10%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.83%		(0.39%)	2.20%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.91%		(0.37%)	2.21%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.95%		(0.30%)	2.26%
Class SDR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.95%		(1.92%)	0.63%
Class SDR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%		(0.92%)	1.05%
Class SDR | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.97%		(0.31%)	2.25%

[1]	Class I shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s Investor Shares and, prior to June 29, 2020 (the inception date of the Predecessor Fund’s Investor Shares), the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
[2]	Class R3, Class R4, Class R5 and Class F shares commenced operations on November 12, 2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares.
[3]	Performance for Class Y shares prior to June 29, 2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees and expenses of R6 Shares of the Predecessor Fund.